Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 13, 2023
Entity Registrant Name	PACE SELECT ADVISORS TRUST
Entity Central Index Key	0000930007
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 13, 2023
Document Effective Date	Nov. 13, 2023
Prospectus Date	Nov. 28, 2022
PACE Large Co Growth Equity Investments | CLASS A
Prospectus:
Trading Symbol	PLAAX
PACE Large Co Growth Equity Investments | CLASS Y
Prospectus:
Trading Symbol	PLAYX